Fair value of financial instruments - Disclosure of assets and liabilities held at fair value disaggregated by valuation technique (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets
Trading portfolio assets	£ 174,566	£ 133,771
Financial assets at fair value through the income statement	204,236	211,128
Derivative financial assets	256,111	302,976
Financial assets at fair value through other comprehensive income	51,423	45,084
Liabilities
Trading portfolio liabilities	(57,761)	(72,460)
Financial liabilities designated at fair value	(298,573)	(272,055)
Derivative financial liabilities	(249,880)	(289,206)
At fair value
Assets
Trading portfolio assets	174,566	133,771
Financial assets at fair value through the income statement	204,236	211,128
Derivative financial assets	256,111	302,976
Financial assets at fair value through other comprehensive income	51,423	45,084
Investment property	2	5
Financial assets, at fair value	686,338	692,964
Liabilities
Trading portfolio liabilities	(57,761)	(72,460)
Financial liabilities designated at fair value	(298,573)	(272,055)
Derivative financial liabilities	(249,880)	(289,206)
Financial liabilities, at fair value	(606,214)	(633,721)
Level 1 | At fair value
Assets
Trading portfolio assets	94,615	62,469
Financial assets at fair value through the income statement	5,747	5,647
Derivative financial assets	107	10,054
Financial assets at fair value through other comprehensive income	21,079	15,029
Investment property	0	0
Financial assets, at fair value	121,548	93,199
Liabilities
Trading portfolio liabilities	(28,380)	(43,679)
Financial liabilities designated at fair value	(117)	(133)
Derivative financial liabilities	(81)	(10,823)
Financial liabilities, at fair value	(28,578)	(54,635)
Level 2 | At fair value
Assets
Trading portfolio assets	73,442	64,822
Financial assets at fair value through the income statement	193,121	199,370
Derivative financial assets	252,464	287,749
Financial assets at fair value through other comprehensive income	29,568	30,051
Investment property	0	0
Financial assets, at fair value	548,595	581,992
Liabilities
Trading portfolio liabilities	(29,013)	(28,725)
Financial liabilities designated at fair value	(297,244)	(270,880)
Derivative financial liabilities	(245,146)	(272,020)
Financial liabilities, at fair value	(571,403)	(571,625)
Level 3
Assets
Financial assets, at fair value	16,195	17,773
Liabilities
Financial liabilities, at fair value	(6,233)	(7,461)
Level 3 | At fair value
Assets
Trading portfolio assets	6,509	6,480
Financial assets at fair value through the income statement	5,368	6,111
Derivative financial assets	3,540	5,173
Financial assets at fair value through other comprehensive income	776	4
Investment property	2	5
Financial assets, at fair value	16,195	17,773
Liabilities
Trading portfolio liabilities	(368)	(56)
Financial liabilities designated at fair value	(1,212)	(1,042)
Derivative financial liabilities	(4,653)	(6,363)
Financial liabilities, at fair value	£ (6,233)	£ (7,461)